Shareholders' Equity - Movements in capital stock (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity
Balance at the beginning	$ 372,534	$ 368,724
Exercise of stock options	406
Balance at the end	332,507	372,534
Issued capital
Shareholders' Equity
Balance at the beginning	$ 19	$ 16
Balance at the beginning (in shares)	14,856,581	12,620,448
Stock dividends (in shares)		2,236,133
Stock dividends		$ 3
Exercise of stock options (in shares)	42,949
Balance at the end (in shares)	14,899,530	14,856,581
Balance at the end	$ 19	$ 19
Additional paid-in capital
Shareholders' Equity
Balance at the beginning	312,468	312,471
Stock dividends		(3)
Exercise of stock options	602
Balance at the end	313,070	312,468
Capital Stock and additional paid-in capital
Shareholders' Equity
Balance at the beginning	$ 312,487	$ 312,487
Balance at the beginning (in shares)	14,856,581	12,620,448
Stock dividends (in shares)		2,236,133
Exercise of stock options (in shares)	42,949
Exercise of stock options	$ 602
Balance at the end (in shares)	14,899,530	14,856,581
Balance at the end	$ 313,089	$ 312,487